Expenses - Schedule of Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expense By Nature [Abstract]
Costs of contract mining	$ 41,397	$ 39,337
Crushing and gold recovery costs	32,081	31,333
Mine site administration costs	5,534	3,809
Transport and refining	253	330
Royalties	527	623
Demobilization costs		1,398
Change in inventories	(9,974)	(2,113)
Production costs	69,818	74,717
Depreciation and depletion	4,641	14,299
Cost of sales (including depreciation and depletion)	$ 74,459	$ 89,016